Consolidated Statements of (Loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018 [1]	Dec. 31, 2017 [1]
Operating income
Revenues	€ 0	€ 0	€ 0
Other income	13,139	14,537	11,909
Total income	13,139	14,537	11,909
Operating expenses
Cost of goods sold	0	0	0
Research & Development	(101,497)	(107,171)	(105,232)
Sales & Marketing	(18,941)	(32,169)	(15,824)
General & Administrative	(44,401)	(41,399)	(35,837)
Total expenses	(164,839)	(180,739)	(156,892)
Operating (loss)	(151,700)	(166,202)	(144,983)
Financial revenues	67	493	616
Financial expenses	(1,409)	(351)	(3,325)
Financial profit (loss)	(1,341)	141	(2,709)
Income tax	(545)	(15)	(1)
Net (loss)	€ (153,587)	€ (166,076)	€ (147,693)
Basic/diluted earnings per share	€ (4.15)	€ (5.74)	€ (5.97)

[1]	The financial statements as of December 31, 2019 were prepared using the modified retrospective method of IFRS 16 accounting standard, requiring no restatement of the comparative period.